Leases (Tables)	12 Months Ended
Jan. 31, 2023
Leases
Schedule of components of operating lease expense

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Operating lease cost	4,182	4,466	4,590
Short-term lease cost	636	432	502
Total operating lease cost	4,818	4,898	5,092

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Operating cash outflows from operating leases included in measurement of lease liabilities	4,240	4,857	4,831
New ROU assets obtained in exchange for lease obligations	864	2,548	2,337

	January 31,	January 31,
	2023	2022
Weighted average remaining lease term (years)	2.6	3.3
Weighted average discount rate (%)	2.4	2.1

Schedule of maturities for operating lease liabilities

Operating
Years Ended January 31,	Leases
2024	3,569
2025	2,498
2026	994
2027	347
2028	120
2029 and thereafter	59
Total lease payments	7,587
Less: imputed interest	(267)
Total lease obligations	7,320
Current	3,397
Long-term	3,923